Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.53%)	(0.78%)	0.79%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.47%	(0.66%)	0.50%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.56%	0.35%	1.56%
Class IS
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.46%	1.66%
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%	(0.27%)	0.94%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	0.09%	1.23%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.46%	(0.66%)	0.50%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.56%	0.35%	1.56%
Without Sales Load [Member] | Class IS
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.46%	1.66%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%	(0.27%)	0.94%
Class A-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class A-Bloomberg Intermediate U.S. Government Credit Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.76%	1.46%
Class C-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class C-Bloomberg Intermediate U.S. Government Credit Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.76%	1.46%
Class I-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class I-Bloomberg Intermediate U.S. Government Credit Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.76%	1.46%
Class IS-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class IS-Bloomberg Intermediate U.S. Government Credit Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.76%	1.46%
Class R-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class R-Bloomberg Intermediate U.S. Government Credit Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.76%	1.46%